Changes in Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Components of Comprehensive Income, net of tax [Abstract]
Components of comprehensive income (loss), net of tax

Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2008	$(699)	$(80)	$(368)	$(459)	$(1,606)
Net unrealized gains (losses)	1,351	(22)			1,329
Reclassification for realized (gains) losses into earnings	(145)	74			(71)
Net translation of investments in foreign operations(b)			523		523
Net losses related to hedges of investment in foreign operations			(877)		(877)
Pension and other postretirement benefit losses				(10)	(10)
Net change in accumulated other comprehensive (loss) income	1,206	52	(354)	(10)	894
Balances as of December 31, 2009	507	(28)	(722)	(469)	(712)
Impact of the adoption of GAAP(c)	(315)				(315)
Net unrealized gains (losses)	(139)	(2)			(141)
Reclassification for realized (gains) losses into earnings	4	23	(2)		25
Net translation of investments in foreign operations			189		189
Net gains related to hedges of investment in foreign operations			32		32
Pension and other postretirement benefit losses				5	5
Net change in accumulated other comprehensive (loss) income	(450)	21	219	5	(205)
Balances as of December 31, 2010	57	(7)	(503)	(464)	(917)
Net unrealized gains (losses)	245	(2)			243
Reclassification for realized (gains) losses into earnings	(14)	8			(6)
Net translation of investments in foreign operations			(153)		(153)
Net losses related to hedges of investment in foreign operations			(26)		(26)
Pension and other postretirement benefit losses				(17)	(17)
Net change in accumulated other comprehensive (loss) income	231	6	(179)	(17)	41
Balances as of December 31, 2011	$288	$(1)	$(682)	$(481)	$(876)

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2011	2010	2009
Investment securities	$149	$(272)	$749
Cash flow hedges	3	11	29
Foreign currency translation adjustments	(40)	22	33
Net investment hedges	(14)	(396)	―
Pension and other postretirement benefit losses	(7)	18	(28)
Total tax impact	$91	$(617)	$783

  Includes a $190 million other comprehensive loss, recorded in the third quarter of 2009, representing the correction of an error related to the accounting in prior periods for cumulative translation adjustments associated with a net investment in foreign subsidiaries. Refer to Note 19 for further details.
  As a result of the adoption of new GAAP governing consolidations and VIEs, the Company no longer presents within its Consolidated Financial Statements the effects of the retained subordinated securities issued by previously unconsolidated VIEs related to the Company's cardmember loan securitization programs.

Accumulated Other Comprehensive Loss Income Tax Effect Disclosure Text Block

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2011	2010	2009
Investment securities	$149	$(272)	$749
Cash flow hedges	3	11	29
Foreign currency translation adjustments	(40)	22	33
Net investment hedges	(14)	(396)	―
Pension and other postretirement benefit losses	(7)	18	(28)
Total tax impact	$91	$(617)	$783